Banking Facilities	6 Months Ended
Mar. 31, 2025
Banking Facilities [Abstract]
BANKING FACILITIES

NOTE 13. BANKING FACILITIES

A subsidiary of the Group entered into a banking facility agreement with CMB Wing Lung Bank Limited, pursuant to which the subsidiary is entitled to trade facilities of HK$20.0 million and HK$9.0 million as of September 30, 2024, and March 31, 2025, respectively. The facilities were secured by a property owned by the subsidiary and a property jointly owned by the founder of the Company and his family member, and jointly guaranteed by the founder of the Company and his family member as of September 30, 2024 (see Note 21). The facilities are secured by a property owned by the subsidiary, a deposit placed in the bank by the subsidiary or the Company, and a corporate guarantee by the Company as of March 31, 2025. The banking facilities include letter of credit, trust receipt, invoice financing, letter of guarantee, and corporate credit card facilities. As of September 30, 2024 and March 31, 2025, the Group had utilized HK$2,355,023 and HK$631,973, respectively. The unutilized banking facilities were HK$17,644,977 and HK$8,368,027 as of September 30, 2024 and March 31, 2025, respectively.